Deposits from customers in the banking business - Schedule of Deposits From Customers (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits from customers [abstract]
Deposits from customers in the banking business	$ 1,225	$ 374